Accounts receivable net (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Accounts receivable net
Accounts receivable	$ 52,783,450	$ 47,284,561
Less: allowance for credit losses	(32,547,011)	(34,189,394)	$ (302,914)
Accounts receivable, net	$ 20,236,439	$ 13,095,167